CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 Common Stock	Dec. 31, 2013 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2013 Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock Greek State Preferred Stock [Member]	Dec. 31, 2013 Additional Paid In Capital	Dec. 31, 2012 Additional Paid In Capital	Dec. 31, 2011 Additional Paid In Capital	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock
Preferred stock - Number of shares				12,639,831	270,000,000
Preferred stock - Par value per share			€ 5.0	€ 0.3	€ 5.0
Treasury stock - Number of shares									1,076	6,297	74,369
Issuance of common stock - Number of shares	2,274,125,874					2,274,125,874
Par value of ordinary shares distributed	€ 0.3
Reduction of par value per share old price	€ 5.0
Reduction of par value per share new price	€ 1.0
Issuance of common shares due to acquisition of Eurobank	270,510,718					270,510,718
Par value per share issued for acquisition	€ 1.0
Stock split convertion rate	0.1
Reduction of par value per share after reverse split new price	€ 0.3
Purchase of preference shares		(12,360,169)				(12,360,169)
Share options exercised - Par value per share option exercised	€ 0.3
Issuance of preferred stock - Number of shares			200,000,000
Issuance of preferred stock - Par value per share			€ 5.0	€ 0.3	€ 5.0
Gain/loss on sale of treasury stock - Tax expense							€ 185	€ 1,000
Treasury stock - Sales									(9,770,521)	(6,076,383)	(4,206,242)
Treasury stock - Purchases									10,167,100	6,071,162	4,138,170
Common stock - Number of shares	2,396,785,994
Common stock - Par value per share	€ 0.3
Preferred stock - Number of shares				12,639,831	270,000,000
Preferred stock - Par value per share			€ 5.0	€ 0.3	€ 5.0
Treasury stock - Number of shares									397,655	1,076	6,297